T. ROWE PRICE Retirement I 2045 Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 4 .5%
T. Rowe Price Funds:
New Income Fund  127,190 13,423 3,112 14,153,297 139,268
U.S. Treasury Long-Term Index
Fund  48,056 6,601 1,301 4,813,943 56,853
International Bond Fund (USD
Hedged)  42,930 4,277 3,480 4,304,223 43,903
Dynamic Global Bond Fund  29,358 2,412 672 3,071,256 30,160
High Yield Fund  6,359 307 4,804 262,658 1,765
Emerging Markets Bond Fund  4,736 262 3,469 129,028 1,476
Total Bond Mutual Funds (Cost $ 273,072 ) 273,425
EQUITY MUTUAL FUNDS 93 .5%
T. Rowe Price Funds:
Value Fund  1,160,841 82,988 43,661 24,188,738 1,245,962
Growth Stock Fund (3) 1,010,345 69,393 54,392 9,692,816 1,143,171
Equity Index 500 Fund  469,939 102,099 9,707 4,977,913 595,806
International Value Equity Fund  436,402 31,836 9,544 28,045,073 452,367
Overseas Stock Fund  415,501 34,173 12,344 32,208,026 435,453
International Stock Fund  388,231 26,982 9,686 17,812,039 405,224
Mid-Cap Growth Fund  209,183 11,860 3,678 1,784,990 232,870
Mid-Cap Value Fund  228,065 13,365 9,287 6,348,729 220,999
Emerging Markets Stock Fund  218,623 14,898 17,377 3,779,445 203,939
Small-Cap Stock Fund  145,182 8,917 5,543 2,068,295 154,315
Real Assets Fund  146,652 11,692 4,006 10,390,416 154,194
Small-Cap Value Fund  139,922 8,557 2,596 2,324,756 149,249
New Horizons Fund (3) 119,265 6,335 1,761 1,456,307 142,208
Emerging Markets Discovery
Stock Fund  81,168 39,930 1,863 7,254,020 117,007
U.S. Large-Cap Core Fund  80,655 6,740 1,712 2,452,701 91,339
Total Equity Mutual Funds (Cost $ 4,214,039 ) 5,744,103

T. ROWE PRICE Retirement I 2045 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 125,318 27,600 27,145 125,773,100 125,773
Total Short-Term Investments (Cost $ 125,773 ) 125,773
Total Investments in Securities 100.0%
(Cost $4,612,884) $ 6,143,301
Other Assets Less Liabilities (0.0)% (2,274)
Net Assets 100.0% $ 6,141,027
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $500 and $1,057, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2045 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 52 $ (938) $ 270
Emerging Markets Bond Fund  77 (53) 50
Emerging Markets Discovery Stock Fund  523 (2,228) —
Emerging Markets Stock Fund  502 (12,205) —
Equity Index 500 Fund  4,402 33,475 1,725
Growth Stock Fund  9,139 117,825 —
High Yield Fund  140 (97) 71
International Bond Fund (USD Hedged)  54 176 224
International Stock Fund  2,118 (303) —
International Value Equity Fund  1,848 (6,327) —
Mid-Cap Growth Fund  1,408 15,505 —
Mid-Cap Value Fund  1,102 (11,144) —
New Horizons Fund  963 18,369 —
New Income Fund  132 1,767 666
Overseas Stock Fund  2,254 (1,877) —
Real Assets Fund  698 (144) —
Small-Cap Stock Fund  1,061 5,759 —
Small-Cap Value Fund  864 3,366 —
U.S. Large-Cap Core Fund  529 5,656 —
U.S. Treasury Long-Term Index Fund  8 3,497 269
Value Fund  7,770 45,794 —
U.S. Treasury Money Fund, 0.06% — — 18
Affiliates not held at period end — 1 —
Totals $ 35,644 # $ 215,874 $ 3,293 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,293 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2045 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2045 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2045 Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R418-054Q1 08/21